Biological Assets - Narrative (Details) - Dried cannabis g in Thousands	12 Months Ended
	Jun. 30, 2019 g $ / g	Jun. 30, 2018 g $ / g
Disclosure of information about agricultural produce [line items]
Weighted average fair value less cost to complete and cost to sell (in CAD per gram) | $ / g	2.94	6.46
Biological assets produced (in grams)	57,442	5,632
Expected yield when harvested (in grams)	36,010	3,795
Average stage of growth	49.00%	45.00%